Restructuring (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Related Liabilities

The following table summarizes the changes in the rationalization of operations related liabilities:

	Severance and other benefits	Closure and other contractual liabilities	Total
Balance at January 1, 2012	$—	$—	$—
Costs incurred and charged to expense	2,885	975	3,860
Costs paid or otherwise settled	(411)	—	(411)
Effects of foreign currency exchange	49	18	67

Balance at December 31, 2012	$2,523	$993	$3,516